Property and Equipment, net	12 Months Ended
Dec. 31, 2012
Property and Equipment, net [Abstract]
Property and Equipment, net
Note 3 - Property and Equipment, net

Property and equipment, net, consist of the following:
	December 31
	2012	2011
	US$ thousands	US$ thousands
Cost
Research and development equipment	1,582	1,326
Manufacturing equipment	591	560
Office furniture and equipment	1,422	1,232
Leasehold improvements	242	232
	3,837	3,350
Less accumulated depreciation
Research and development equipment	1,290	1,249
Manufacturing equipment	535	511
Office furniture and equipment	1,280	1,172
Leasehold improvements	187	179
	3,292	3,111

	545	239

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $190,000, $128,000 and $168,000, respectively.